INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Schedule of Accounts Receivable of Major Customers) (Details)	12 Months Ended
Dec. 31, 2021
Accounts Receivable [Member] | Customer one [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Percentage	14.00%